Note 52 - Accountant Fees And Services - Auditors Remuneration For Audit Services and Other Services (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)
Auditors Remuneration Abstract
Auditor Remuneration for Audit Services to BBVA,S.A.	€ 6.8	[1]
Auditor Remuneration for Other Services to BBVA,S.A.	5.0	[1]
Review Report	0.9	[1]
Emission Report	0.4	[1]
Assurance Remunerations	0.2	[1]
Other auditor remunerations	€ 0.0

[1]	(*) Services provided by KPMG Auditores, S.L. to companies located in Spain.